Operating assets and liabilities - Retirement benefit obligations - Net retirement benefit obligations (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	kr 1,399	kr 1,334
Net remeasurement gain (loss) primarily related to changes in financial assumptions	(67)	187
Post-employment benefit expense, defined benefit plans	138	151	kr 73
Partly funded
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	1,953	1,845
Unfunded
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	671	663
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	2,624	2,508
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	kr 1,225	kr 1,174